Risk Management (Details) - Schedule of maturities of the major classes of financial assets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	$ 22,780	$ 21,806
Effective Interest Rate on interest bearing assets, financial assets at FVTPL
Financial assets at FVOCI	$ 412,601	$ 228,948
Effective Interest Rate on interest bearing assets, financial assets at FVOCI	2.53%	2.86%
Finacial assets at amortized cost	$ 2,706	$ 2,968
Effective Interest Rate on interest bearing assets, finacial assets at amortized cost	5.86%	5.83%
Cash and term deposits	$ 305,651	$ 312,213
Effective Interest Rate on interest bearing assets, cash, bank balances and term deposits	1.43%	1.89%
Total financial assets	$ 743,738	$ 565,935
Less than 1 year [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	102,617	55,678
Finacial assets at amortized cost	2,706	2,968
Cash and term deposits	261,549	312,213
Total financial assets	366,872	370,859
1 to 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	181,349	148,658
Finacial assets at amortized cost
Cash and term deposits	44,102
Total financial assets	225,451	148,658
More than 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	106,952	4,189
Finacial assets at amortized cost
Cash and term deposits
Total financial assets	106,952	4,189
Non-interest-bearing items [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	22,780	21,806
Financial assets at FVOCI	21,683	20,423
Finacial assets at amortized cost
Cash and term deposits
Total financial assets	$ 44,463	$ 42,229